Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net loss	$ (40,296)	$ (5,035,134)	$ (8,472,216)	$ (287,171)
Adjustments to reconcile net loss to net cash flows used in operating activities
Stock-based compensation – related party		5,009,771	8,141,501
Changes in assets and liabilities:
Prepaid expenses	(19)	1,750	3,500	(3,500)
Receivables	44,481
Accounts payable – related party	(4,954)
Accounts payable and accrued expenses	740	(36,363)	(41,132)	8,290
Net cash used in operating activities	(48)	(59,976)	(368,347)	(282,381)
Cash flows from financing activities:
Proceeds from note payable			40,000
Repayment of note payable			(40,000)
Proceeds from exercise of warrants	25,000		115,000
Cash advance - related party			13,886
Issuance of common stock to an investor				400,000
Net cash provided by financing activities	25,000		128,886	400,000
Net change in cash	24,952	(59,976)	(239,461)	117,619
Effect of exchange rate on cash	(61)		665
Cash at beginning of period	7,149	245,945	245,945	128,326
Cash at end of period	32,040	185,969	7,149	245,945
Supplemental disclosure of cash flow information:
Income taxes paid
Interest paid
Supplemental disclosure of non-cash activity:
Common stock issued for shares of Myson, Inc.	$ 1,750,000